BORROWINGS	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.5	5	$9,310	$9,368	7.7	6	$7,599	$7,555
Wind	5.8	7	2,114	2,103	5.9	8	2,004	1,943
Utility-scale solar	5.9	9	3,926	3,891	6.1	11	3,514	3,484
Distributed energy & sustainable solutions	—	—	—	—	5.1	9	727	693
Total	6.9	6	$15,350	$15,362	6.9	8	$13,844	$13,675
Add: Unamortized premiums (discounts)(3)			9				6
Less: Unamortized financing fees(3)			(95)				(75)
Less: Current portion			(2,772)				(1,282)
			$12,492				$12,493
(1)Includes $1 million (2024: $1 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes nil (2024: $13 million) outstanding to an associate of Brookfield. Refer to Note 28 - Related party transactions for more details.
(3)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2026	2027	2028	2029	2030	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$1,872	$540	$1,089	$1,045	$1,599	$3,165	$9,310
Wind	269	96	482	272	478	517	2,114
Utility-scale solar	631	221	535	362	540	1,637	3,926
	$2,772	$857	$2,106	$1,679	$2,617	$5,319	$15,350
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2025	2024
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(75)	$(68)
Additional financing fees	(63)	(31)
Amortization of financing fees	26	22
Foreign exchange translation and other	17	2
Unamortized financing fees, end of year	$(95)	$(75)
The following table outlines the change in the unamortized discounts and premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2025	2024
Non-recourse borrowings
Unamortized premiums (discounts), beginning of year	$6	$(77)
Amortization of premiums (discounts) fees	1	3
Disposals(1)	—	92
Foreign exchange translation and other	2	(12)
Unamortized premiums (discounts), end of year	$9	$6
(1)Includes $90 million transferred in 2024 to a subsidiary of the partnership.

Supplemental Information
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to Held for Sale	Other(2)(3)(4)	December 31
2025
Non-recourse borrowings	$13,775	1,397	—	(545)	(133)	770	$15,264
2024
Non-recourse borrowings	$16,072	493	—	(587)	—	(2,203)	$13,775
(1)Excludes $22 million (2024: $310 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes nil (2024: nil) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes $122 million (2024: $1,507 million) transferred to a subsidiary of the partnership. Refer to Note 28 - Related party transactions for more details.